GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 29, 2012	Dec. 29, 2012	Dec. 31, 2011	Dec. 31, 2011 Discontinued operations	Dec. 29, 2012 Pressure-sensitive Materials	Dec. 31, 2011 Pressure-sensitive Materials	Dec. 29, 2012 Retail Branding and Information Solutions	Dec. 31, 2011 Retail Branding and Information Solutions	Dec. 29, 2012 Other specialty converting businesses	Dec. 31, 2011 Other specialty converting businesses	Jan. 01, 2011 Other specialty converting businesses
Changes in net carrying amount of goodwill
Goodwill gross, Beginning Balance			$ 1,760.8	$ 168.1		$ 346.0		$ 1,243.2	$ 3.5		$ 3.5
Accumulated impairment losses, Beginning Balance			(820.0)					(820.0)
Goodwill, Beginning Balance		759.3	940.8	168.1	336.7	346.0	419.1	423.2	3.5	3.5	3.5
Acquisition adjustments			(0.5)					(0.5)
Foreign currency translation adjustments		5.1	(15.0)	(2.1)	1.6	(9.3)	3.5	(3.6)
Discontinued operations			(166.0)	(166.0)
Goodwill gross, Ending Balance	1,584.4	1,584.4			338.3		1,242.6		3.5		3.5
Accumulated impairment losses, Ending Balance	(820.0)	(820.0)					(820.0)
Goodwill, Ending Balance	764.4	764.4	759.3		338.3	336.7	422.6	419.1	3.5	3.5	3.5
Non-cash impairment charge	7.0	7.0
Indefinite-lived intangible assets, carrying value	$ 11.1	$ 11.1	$ 18.0